Long-Term Debt - Additional Information (Detail) $ / shares in Units, $ in Thousands					1 Months Ended					3 Months Ended			12 Months Ended
	Nov. 27, 2017 USD ($)	Jul. 05, 2017 USD ($)	Nov. 27, 2013 USD ($)	Jan. 12, 2011 USD ($)	Oct. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Aug. 31, 2018 USD ($)	Jun. 30, 2018 USD ($) day $ / shares shares	May 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Jul. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Jan. 02, 2018 USD ($)	Jan. 31, 2017 USD ($)	May 31, 2016	Apr. 30, 2013
Debt Instrument [Line Items]
Aggregate principal amount of senior notes													$ 14,028,352	$ 14,208,658
Common shares, offering (in shares) | shares								15,498,652
Common shares, par value (in dollars per share) | $ / shares								$ 0.01					$ 0.01	$ 0.01
Public offering price (in dollars per share) | $ / shares								$ 14.84
Gain (loss) on early extinguishment of debt													$ (199,658)	$ (4,109)	$ 1,030,092
Closing price | $ / shares													$ 21.39
Intelsat Jackson Revolving Credit New Tranche [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instruments variable interest rate spread			2.75%
Intelsat Jackson Revolving Credit New Tranche [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instruments variable interest rate spread			1.00%
Intelsat Jackson Revolving Credit New Tranche [Member] | ABR [Member]
Debt Instrument [Line Items]
Debt instruments variable interest rate spread			1.75%
B Two Tranche Term Loan [Member] | Intelsat Jackson Revolving Credit New Tranche [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes																		$ 1,095,000
B Four Tranche Term Loan [Member] | Intelsat Jackson Revolving Credit New Tranche [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes																		$ 395,000
B Four Tranche Term Loan [Member] | Intelsat Jackson Revolving Credit New Tranche [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate																		4.50%
B Four Tranche Term Loan [Member] | Intelsat Jackson Revolving Credit New Tranche [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate																		3.50%
B Five Tranche Term Loan [Member] | Intelsat Jackson Revolving Credit New Tranche [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes																		$ 700,000
Term Loan Facility [Member] | Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Term loan facility				$ 3,250,000
6.75% Senior Notes due June 2018 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes																			$ 403,300
2018 Luxembourg Notes [Member] | First Luxembourg 2018 Exchange [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes														377,600
2018 Luxembourg Notes [Member] | Second Luxembourg 2018 Exchange [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes																			$ 25,000
Gain (loss) on early extinguishment of debt												$ 500
Senior Secured Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate																					3.00%
Senior Secured Credit Facility [Member] | ABR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate																					2.00%
Senior Secured Credit Facility [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Quarterly payment percentage				0.25%
Senior Secured Credit Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility			$ 500,000	$ 500,000
Senior Secured Credit Facility [Member] | Revolving Credit Facility [Member] | Intelsat Jackson Revolving Credit New Tranche [Member]
Debt Instrument [Line Items]
Revolving credit facility			450,000
Senior Secured Credit Facility [Member] | Revolving Credit Facility [Member] | Intelsat Jackson Revolving Credit Tranche [Member]
Debt Instrument [Line Items]
Revolving credit facility			$ 50,000
Financial Covenants [Member]
Debt Instrument [Line Items]
Consolidated secured debt to consolidated EBITDA ratio													2.94
Financial Covenants [Member] | Maximum [Member]
Debt Instrument [Line Items]
Consolidated secured debt to consolidated EBITDA ratio													3.5
Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes													$ 1,616,631	$ 3,268,870
Intelsat Luxembourg [Member] | 6.75% Senior Notes due June 2018 [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate													6.75%	6.75%
Aggregate principal amount of senior notes													$ 0	$ 96,650
Intelsat Luxembourg [Member] | 6.75% Senior Notes due June 2018 [Member]
Debt Instrument [Line Items]
Debt amount repurchased, redeemed or prepaid									$ 46,000
Intelsat Luxembourg [Member] | 7.75% Senior Notes due June 2021 [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate													7.75%	7.75%
Aggregate principal amount of senior notes													$ 421,219	$ 2,000,000
Extinguishment of debt								$ 600,000
Gain (loss) on early extinguishment of debt								$ 22,100
Intelsat Luxembourg [Member] | 12.5% Senior Notes due November 2024 [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate													12.50%	12.50%					12.50%
Aggregate principal amount of senior notes													$ 403,350	$ 403,350
Interest payment dates													semi-annually on May 15 and November 15
Intelsat Luxembourg [Member] | 7 3/4% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes													$ 421,200
Interest payment dates													semi-annually on June 1 and December 1
Intelsat Luxembourg [Member] | 8.125% Senior Notes due June 2023 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes													$ 1,000,000
Interest payment dates													semi-annually on June 1 and December 1
Intelsat Luxembourg [Member] | 8.125% Senior Notes due June 2023 [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate													8.125%	8.125%
Aggregate principal amount of senior notes													$ 1,000,000	$ 1,000,000
Intelsat Connect Finance S.A [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes													$ 1,215,096	$ 464,784
Intelsat Connect Finance S.A [Member] | 6.75% Senior Notes due June 2018 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes																	$ 31,200
Intelsat Connect Finance S.A [Member] | Senior Notes Due February 2023 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate													9.50%	9.50%
Aggregate principal amount of senior notes													$ 1,250,000	$ 0
Principal amount							$ 1,250,000
Early redemption price equal to percentage of principal amount of notes													100.00%
Intelsat Connect Finance S.A [Member] | 7.25% Senior Notes due October 2020 [Member]
Debt Instrument [Line Items]
Debt amount repurchased, redeemed or prepaid							448,900
Intelsat Connect Finance S.A [Member] | Other Senior Notes Of Intelsat Jackson [Member]
Debt Instrument [Line Items]
Debt amount repurchased, redeemed or prepaid							30,000
Intelsat Connect Finance S.A [Member] | 12.5% Senior Notes due November 2024 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes													$ 182,000
Intelsat Connect Finance S.A [Member] | 12.5% Senior Notes due April 2022 [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate													12.50%	12.50%
Aggregate principal amount of senior notes													$ 0	$ 731,892
Debt amount repurchased, redeemed or prepaid							$ 731,900
Intelsat S.A [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes													$ 253,417	$ 0
Intelsat S.A [Member] | Convertible Senior Notes Due June 2025 [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate								4.50%					4.50%	4.50%
Aggregate principal amount of senior notes													$ 402,500	$ 0
Principal amount								$ 402,500
Initial conversion rate								0.0550085
Initial conversion price (in dollars per share) | $ / shares								$ 18.18
Debt redemption, threshold trading day preceding maturity (prior to) | day								42
Carrying amount of equity component								$ 149,400
Effective interest rate								13.00%
Debt issuance costs								$ 12,700
Intelsat S.A [Member] | Convertible Senior Notes Due June 2025, Liability Component [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt issuance costs								$ 7,300
Intelsat Jackson [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes													11,258,738	11,684,650
Intelsat Jackson [Member] | New Jackson Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes													2,000,000
Intelsat Jackson [Member] | 7.25% Senior Notes due October 2020 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes													$ 0	$ 2,200,000
Intelsat Jackson [Member] | 7.25% Senior Notes due April 2019 [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate		7.25%											7.25%	7.25%
Debt amount repurchased, redeemed or prepaid		$ 1,500,000								$ 4,600
Gain (loss) on early extinguishment of debt											$ (4,600)
Intelsat Jackson [Member] | Senior Notes Due October 2024 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate													8.50%	8.50%
Aggregate principal amount of senior notes													$ 2,950,000	$ 0
Debt amount repurchased, redeemed or prepaid					$ 708,700
Principal amount					700,000	$ 2,250,000				$ 2,250,000
Gain (loss) on early extinguishment of debt					(17,800)
Intelsat Jackson [Member] | 7.5% Senior Notes due April 2021 [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate													7.50%	7.50%
Aggregate principal amount of senior notes													$ 0	$ 1,150,000
Debt amount repurchased, redeemed or prepaid					$ 246,000	195,300
Gain (loss) on early extinguishment of debt						$ 15,900
Intelsat Jackson [Member] | 12.5% Senior Notes due November 2024 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes													$ 220,600
Intelsat Jackson [Member] | 9.75% Senior Notes due July 2025 [Member]
Debt Instrument [Line Items]
Debt amount repurchased, redeemed or prepaid		$ 1,500,000
Intelsat Jackson [Member] | 9.75% Senior Notes due July 2025 [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate		9.75%											9.75%	9.75%
Aggregate principal amount of senior notes													$ 1,485,000	$ 1,500,000
Interest payment dates													semi-annually on January 15 and July 15
Early redemption price equal to percentage of principal amount of notes													100.00%
Intelsat Jackson [Member] | 8.5% Senior Unsecured Notes due 2024
Debt Instrument [Line Items]
Aggregate principal amount of senior notes													$ 3,000,000
Intelsat Jackson [Member] | 8.125% Senior Notes due June 2023 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes													$ 111,700
Intelsat Jackson [Member] | 9.5% Senior Secured Notes due September 2022 [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate													9.50%	9.50%
Aggregate principal amount of senior notes													$ 490,000	$ 490,000
Interest payment dates													semi-annually on March 30 and September 30
Intelsat Jackson [Member] | 8.00% Senior Secured Notes due February 2024 [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate													8.00%	8.00%
Aggregate principal amount of senior notes													$ 1,349,678	$ 1,349,678
Interest payment dates													semi-annually on February 15 and August 15
Early redemption price equal to percentage of principal amount of notes													100.00%
Intelsat Jackson [Member] | Senior Secured Credit Facility [Member] | Term Loan Facility [Member] | B Three Tranche Term Loan [Member]
Debt Instrument [Line Items]
Term loan facility	$ 2,000,000
Debt instrument redemption percentage	1.00%
Intelsat Jackson [Member] | Senior Secured Credit Facility [Member] | Term Loan Facility [Member] | B Three Tranche Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instruments variable interest rate spread	3.75%
Intelsat Jackson [Member] | Senior Secured Credit Facility [Member] | Term Loan Facility [Member] | B Three Tranche Term Loan [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instruments variable interest rate spread	2.75%
Intelsat Jackson [Member] | 6.625 % Senior Notes due December 2022 [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate																				6.625%
Intelsat Jackson [Member] | 5.5% Senior Notes due August 2023 [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate													5.50%	5.50%
Aggregate principal amount of senior notes													$ 1,985,000	$ 2,000,000
Intelsat Connect Finance And Intelsat Envision [Member] | 7.75% Senior Notes due June 2021 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes																$ 1,580,000
Intelsat Connect Finance And Intelsat Envision [Member] | Senior Notes Due August 2026 [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate							13.50%
Intelsat Connect Finance And Intelsat Envision [Member] | Seven Point Two Five Percentage Senior Notes Due October Two Thousand Twenty And Other Senior Notes Of Intelsat Jackson [Member]
Debt Instrument [Line Items]
Gain (loss) on early extinguishment of debt							$ 188,200
Intelsat Envision [Member] | 12.5% Senior Notes due November 2024 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes													$ 700